EARNINGS PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Share options	Dec. 31, 2013 Share options	Dec. 31, 2012 Share options	Dec. 31, 2014 Zero-Strike Call Options
Numerator:
Net income	$ 70,739	438,910	500,640	470,106
Denominator:
Denominator for basic earnings per share - weighted average common shares outstanding (in shares)	58,475,397	58,475,397	58,551,925	57,510,591
Dilutive effect of share options (in shares)	1,216,596	1,216,596	1,517,272	1,864,532
Denominator for diluted earnings per share (in shares)	59,691,993	59,691,993	60,069,197	59,375,123
Basic earnings per share (in CNY per share)	$ 1.21	7.51	8.55	8.17
Diluted earnings per share (in CNY per share)	$ 1.18	7.35	8.33	7.92
Excluded outstanding share options (in shares)					2,196,406	2,707,713	2,520,002	1,462,204